Net Income (Loss) Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Noncontrolling Interest [Line Items]
Net income (loss) attributable to Sony Corporation's stockholders	¥ 43,034	¥ (456,660)	¥ (259,585)
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(57,364)	(640)	(100)
Change from net income (loss) attributable to Sony Corporation's stockholders and transfers (to) from the noncontrolling interests	¥ (14,330)	¥ (457,300)	¥ (259,685)